Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-32702
Entity Registrant Name	ALMADEN MINERALS LTD.
Entity Central Index Key	0001015647
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1333 Johnston Street
Entity Address, Address Line Two	#210
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6H 3R9
Title of 12(b) Security	Common shares without Par Value
Trading Symbol	AAU
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	137,221,408
ICFR Auditor Attestation Flag	false
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	731
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1333 Johnston Street
Entity Address, Address Line Two	#210
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6H 3R9
Contact Personnel Name	Korm Trieu
Contact Personnel Email Address	ktrieu@almadenminerals.com